Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of basis of preparation of financial statements [Abstract]
Disclosure of reconciliation of changes in insurance contracts by components [text block]	The table below summarises the approach the Group has applied to groups of insurance contracts at the transition date and the resulting CSM.

		CSM at transition date
Year contracts initially recognised	Transition approach	£m	%
Contracts initially recognised prior to 1 January 2016	Fair value approach[1]	1,419	74
Contracts initially recognised after 1 January 2016	Full retrospective approach	508	26
		1,927	100
1    The fair value element of the CSM was determined as the difference between the fair value of a group of contracts and the fulfilment cash flows at 1 January 2022. Fair value was determined using an economic value creation model which relied on a number of judgements, assumptions and non-observable inputs including: the market participant in the transaction shared the same characteristics as the Group, the best estimate assumptions were aligned to those used by the Group in its 1 January 2022 regulatory calculations and the required capital in the model was based on the capital requirement, plus the additional internal capital buffer, at that date. The model considered the expected profit arising in each future period as the value of the realistic cash flow less the release of required capital. The stream of profits derived was then discounted at a required rate of return. The Group has applied the simplification permitting contracts in different annual cohorts to be grouped together into a single group for measurement purposes.

	2023
			Contractual service margin
Life	Present value of future cash flows £m	Risk adjustment for non- financial risk £m	Contracts measured under the modified retrospective approach £m	Contracts measured under the fair value approach £m	Other contracts £m	Total £m	Total £m
At 1 January
Insurance contract assets	–	–	–	–	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(104,545)	(1,165)	–	(1,441)	(2,769)	(4,210)	(109,920)
Net asset (liability)	(104,545)	(1,165)	–	(1,441)	(2,769)	(4,210)	(109,920)

Relating to current services
CSM recognised for services provided	–	–	–	130	199	329	329
Changes in risk adjustment for non-financial risk for risk expired	–	84	–	–	–	–	84
Experience adjustments	99	–	–	(1)	(2)	(3)	96
	99	84	–	129	197	326	509
Relating to future services
Contracts initially recognised in the year	107	(86)	–	–	(92)	(92)	(71)
Changes in estimates that adjust the CSM	390	(12)	–	(170)	(208)	(378)	–
Changes in estimates that result in losses and reversal of losses on onerous contracts	109	20	–	–	–	–	129
	606	(78)	–	(170)	(300)	(470)	58
Relating to past services
Adjustments to liabilities for incurred claims	–	–	–	–	–	–	–
Insurance service result	705	6	–	(41)	(103)	(144)	567
Net finance income (expense) from insurance and participating investment contracts	(11,621)	–	–	7	(70)	(63)	(11,684)
Exchange differences	30	–	–	2	–	2	32
Total change in profit or loss	(10,886)	6	–	(32)	(173)	(205)	(11,085)

Cash flows
Premiums received	(9,768)	–	–	–	–	–	(9,768)
Claims and other insurance service expenses paid	10,721	–	–	–	–	–	10,721
Insurance acquisition cash flows	203	–	–	–	–	–	203
	1,156	–	–	–	–	–	1,156

Transfer to other items in the balance sheet	66	–	–	–	–	–	66

At 31 December
Insurance contract assets	–	1	–	–	–	–	1
Liabilities arising from insurance and participating investment contracts[1]	(114,209)	(1,160)	–	(1,473)	(2,942)	(4,415)	(119,784)
Net asset (liability)	(114,209)	(1,159)	–	(1,473)	(2,942)	(4,415)	(119,783)
1    Excluding insurance acquisition assets.
Note 32: Reconciliation of measurement components of insurance contract balances continued

	2022
			Contractual service margin
Life	Present value of future cash flows £m	Risk adjustment for non- financial risk £m	Contracts measured under the modified retrospective approach £m	Contracts measured under the fair value approach £m	Other contracts £m	Total £m	Total £m
At 1 January
Insurance contract assets	149	(53)	–	(67)	(5)	(72)	24
Liabilities arising from insurance and participating investment contracts[1]	(121,344)	(1,599)	–	(1,359)	(583)	(1,942)	(124,885)
Net asset (liability)	(121,195)	(1,652)	–	(1,426)	(588)	(2,014)	(124,861)

Relating to current services
CSM recognised for services provided	–	–	–	123	122	245	245
Changes in risk adjustment for non-financial risk for risk expired	–	103	–	–	–	–	103
Experience adjustments	(189)	–	–	–	(93)	(93)	(282)
	(189)	103	–	123	29	152	66
Relating to future services
Contracts initially recognised in the year[2]	2,364	(646)	–	–	(1,793)	(1,793)	(75)
Changes in estimates that adjust the CSM[3]	(158)	603	–	(83)	(362)	(445)	–
Changes in estimates that result in losses and reversal of losses on onerous contracts[3]	(1,835)	424	–	–	–	–	(1,411)
	371	381	–	(83)	(2,155)	(2,238)	(1,486)
Relating to past services
Adjustments to liabilities for incurred claims	(4)	4	–	–	–	–	–
Insurance service result	178	488	–	40	(2,126)	(2,086)	(1,420)
Net finance income (expense) from insurance and participating investment contracts	16,055	–	–	(50)	(55)	(105)	15,950
Exchange differences	(88)	(1)	–	(5)	–	(5)	(94)
Total change in profit or loss	16,145	487	–	(15)	(2,181)	(2,196)	14,436

Cash flows
Premiums received	(8,861)	–	–	–	–	–	(8,861)
Claims and other insurance service expenses paid	9,099	–	–	–	–	–	9,099
Insurance acquisition cash flows	200	–	–	–	–	–	200
	438	–	–	–	–	–	438

Transfer to other items in the balance sheet	67	–	–	–	–	–	67

At 31 December
Insurance contract assets	–	–	–	–	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(104,545)	(1,165)	–	(1,441)	(2,769)	(4,210)	(109,920)
Net asset (liability)	(104,545)	(1,165)	–	(1,441)	(2,769)	(4,210)	(109,920)
1    Excluding insurance acquisition assets.
2    Contracts initially recognised in the year, include present value of future cash flows of £2,281 million, risk adjustment of £(551) million and CSM of £(1,730) million relating to contracts that were modified to add a drawdown feature and recognised as new contracts.
3    The Group derecognised present value of future cash flows of £2,175 million, risk adjustment of £(534) million and CSM of £(399) million relating to contracts that were derecognised due to a contract modification to add a drawdown feature. The amounts derecognised are included within changes in estimates that adjust the CSM and changes that result in losses and reversal of losses on onerous contracts. A loss on contract derecognition modification of £1,242 million arose and was recognised in insurance service expense. Further details are provided in note 10.